SHARE-BASED COMPENSATION - Schedule of Share Option Movements (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Aug. 31, 2019	Aug. 31, 2018
SHARE-BASED COMPENSATION
Options Outstanding, Beginning Balance	797,104
Options outstanding, Granted	2,712,138	845,000
Number of shares granted to exercise	14,457
Options outstanding, Forfeited	421,471	47,896
Options Outstanding, Ending Balance	3,073,314	797,104
Options outstanding, Vested and Exercisable	538,978
Weighted average exercise price per share, Beginning Balance	$ 8.74
Weighted average exercise price per share, Granted	8.74	$ 8.74
Weighted average exercise price per share, Exercised	8.74
Weighted average exercise price per share, Forfeited	8.74	8.74
Weighted average exercise price per share, Ending Balance	8.74	$ 8.74
Weighted average exercise price per share,Vested and Exercisable	$ 8.74
Weighted average remaining contractual years to expiry per share, Granted	8 years 3 months 15 days	8 years 7 months 17 days
Weighted average remaining contractual years to expiry per share, Forfeited	8 years 3 months 18 days	8 years 2 months 16 days
Weighted average remaining contractual years to expiry per share, Outstanding	8 years 3 months 29 days	8 years 7 months 28 days
Unvested shares option weighted average vesting period	8 years 3 months 15 days
Weighted average fair value at grant date, Ending Balance	$ 7.98	$ 11.4
Weighted average fair value at grant date, Vested and Exercisable	$ 8.08
Aggregate intrinsic value, Outstanding Balance	$ (1,407,301)	$ 2,630,442
Aggregate intrinsic value, Vested and Exercisable	$ (246,803)